UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                              -----------
  This Amendment (Check only one.):    |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Avery Capital Management LLC
Address:       909 Third Avenue, 29th Floor
               New York, NY 10022

Form 13F File Number: 28-05445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Barry Newburger
Title:         Senior Managing Director
Phone:         212-350-5161

Signature, Place, and Date of Signing:

/s/ Barry Newburger                   New York, NY                     02/14/03
   [Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         109

Form 13F Information Table Value Total:         138,871
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No. Form 13F File Number Name

     01       28- 05447                       Avery Advisors LLC

Quarter Ended December 31, 2002

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGERE SYS INC                      CL B         00845V209     24      17,393 SH        Sole               Sole
AMERICAN FINL HLDGS INC            COM          026075101  6,002     200,855 SH      Defined    01        Sole
AMERICAN FINL HLDGS INC            COM          026075101  2,936      98,275 SH        Sole               Sole
AMERICAN NATL FINL INC             COM          027717107    237      16,088 SH      Defined    01        Sole
AMERICAN WTR WKS INC               COM          030411102  3,818      83,951 SH      Defined    01        Sole
AMERICAN WTR WKS INC               COM          030411102  1,881      41,349 SH        Sole               Sole
AMERIPATH INC                      COM          03071D109    292      13,600 SH      Defined    01        Sole
AMGEN INC                          COM          031162100  1,644      34,019 SH        Sole               Sole
APPLIED MICRO CIRCUITS CORP        COM          03822W109     64      17,458 SH        Sole               Sole
AT&T WIRELESS SVCS INC             COM          00209A106    558      98,842 SH        Sole               Sole
AVNET INC                          COM          053807103    144      13,321 SH        Sole               Sole
BAYCORP HLDGS CORP                 COM          072728108  2,172     147,350 SH      Defined    01        Sole
BAYCORP HLDGS CORP                 COM          072728108    931      63,150 SH        Sole               Sole
BURLINGTON RES INC                 COM          122014103  2,733      64,075 SH        Sole               Sole
BWAY CORP                          COM          056039100  1,236      62,492 SH      Defined    01        Sole
BWAY CORP                          COM          056039100    582      29,408 SH        Sole               Sole
CANADA LIFE FINL CORP              COM          135113108    521      20,400 SH      Defined    01        Sole
CANADA LIFE FINL CORP              COM          135113108    245       9,600 SH        Sole               Sole
CELERITEK INC                      COM          150926103    126      18,882 SH      Defined    01        Sole
CELERITEK INC                      COM          150926103     78      11,688 SH        Sole               Sole
CENTER TR INC                      COM          151845104  2,262     290,003 SH      Defined    01        Sole
CENTER TR INC                      COM          151845104    966     123,897 SH        Sole               Sole
CMGI INC                           COM          125750109     37      37,262 SH        Sole               Sole
CNET NETWORKS INC                  COM          12613R104     61      22,661 SH        Sole               Sole
COGNICASE INC                      COM          192423101    134      51,476 SH      Defined    01        Sole
COGNICASE INC                      COM          192423101     81      31,224 SH        Sole               Sole
COMCAST CORP NEW                 CL A SPL       20030N200    577      25,539 SH      Defined    01        Sole
COMCAST CORP NEW                 CL A SPL       20030N200    271      11,987 SH        Sole               Sole
CRITICAL PATH INC                  COM          22674V100      8      15,175 SH        Sole               Sole
DIANON SYS INC                     COM          252826102    708      14,840 SH      Defined    01        Sole
DIANON SYS INC                     COM          252826102    303       6,360 SH        Sole               Sole
DOLE FOOD INC                      COM          256605106    461      14,150 SH      Defined    01        Sole
DUKE ENERGY CORP                   COM          264399106  1,124      57,539 SH        Sole               Sole
EBAY INC                           COM          278642103  1,902      28,048 SH        Sole               Sole
EBENX INC                          COM          278668108    404      84,896 SH      Defined    01        Sole
EBENX INC                          COM          278668108    190      40,004 SH        Sole               Sole
ECHO BAY MINES LTD                 COM          278751102  1,173     944,052 SH      Defined    01        Sole
ECHO BAY MINES LTD                 COM          278751102  2,191   1,762,776 SH      Defined    01        Sole
ECHO BAY MINES LTD                 COM          278751102  1,577   1,269,072 SH        Sole               Sole
FIFTH THIRD BANCORP                COM          316773100  1,939      33,114 SH        Sole               Sole
FORDING INC                        COM          345426100  5,546     264,928 SH      Defined    01        Sole
FORDING INC                        COM          345426100  2,610     124,672 SH        Sole               Sole
FOREST OIL CORP                OM PAR $0.01     346091705  1,459      52,783 SH        Sole               Sole
HARMONIC INC                       COM          413160102     36      15,468 SH        Sole               Sole
HOLLYWOOD CASINO CORP              CL A         436132203  1,029      83,817 SH      Defined    01        Sole
HOLLYWOOD CASINO CORP              CL A         436132203    507      41,283 SH        Sole               Sole
HOOVERS INC                        COM          439321100     93      13,124 SH      Defined    01        Sole
HOUSEHOLD INTL INC                 COM          441815107  2,087      75,040 SH      Defined    01        Sole
HOUSEHOLD INTL INC                 COM          441815107  1,028      36,960 SH        Sole               Sole
I2 TECHNOLOGIES INC                COM          465754109     28      24,706 SH        Sole               Sole
ILLINOIS TOOL WKS INC              COM          452308109  1,299      20,026 SH        Sole               Sole
INTERPUBLIC GROUP COS INC          COM          460690100    595      42,231 SH        Sole               Sole
INTERTRUST TECHNOLOGIES CORP       COM          46113Q109  1,482     350,280 SH      Defined    01        Sole
INTERTRUST TECHNOLOGIES CORP       COM          46113Q109    635     150,120 SH        Sole               Sole
IRT PPTY CO                        COM          450058102  1,908     160,752 SH      Defined    01        Sole
IRT PPTY CO                        COM          450058102    898      75,648 SH        Sole               Sole
JDN RLTY CORP                      COM          465917102  1,204     109,960 SH        Sole               Sole
JDS UNIPHASE CORP                  COM          46612J101     86      34,665 SH        Sole               Sole
LUCENT TECHNOLOGIES INC            COM          549463107     83      65,743 SH        Sole               Sole
MAVERICK TUBE CORP                 COM          577914104    609      46,750 SH        Sole               Sole
MAXIM INTEGRATED PRODS INC         COM          57772K101  1,205      36,476 SH        Sole               Sole
MERIDIAN MED TECHNOLOGIES IN       COM          589658103  2,603      58,615 SH      Defined    01        Sole
MERIDIAN MED TECHNOLOGIES IN       COM          589658103  1,265      28,490 SH        Sole               Sole
METROPOLITAN FINL CORP             COM          59189N108    315      65,010 SH      Defined    01        Sole
METROPOLITAN FINL CORP             COM          59189N108    150      30,990 SH        Sole               Sole
MULTEX COM INC                     COM          625367107    125      29,845 SH        Sole               Sole
NEW YORK CMNTY BANCORP INC         COM          649445103    840      29,074 SH        Sole               Sole
NORTEL NETWORKS CORP NEW           COM          656568102     74      45,804 SH        Sole               Sole
NORTHROP GRUMMAN CORP              COM          666807102  2,207      22,749 SH        Sole               Sole
NOVELLUS SYS INC                   COM          670008101    572      20,366 SH        Sole               Sole
OPENWAVE SYS INC                   COM          683718100     38      19,012 SH        Sole               Sole
ORAPHARMA INC                      COM          68554E106    678      92,684 SH      Defined    01        Sole
ORAPHARMA INC                      COM          68554E106    360      49,116 SH        Sole               Sole
ORIOLE HOMES CORP                  CL B         686264201    294      62,628 SH      Defined    01        Sole
ORIOLE HOMES CORP                  CL B         686264201    139      29,472 SH        Sole               Sole
OSMONICS INC                       COM          688350107    662      39,061 SH      Defined    01        Sole
OSMONICS INC                       COM          688350107    326      19,239 SH        Sole               Sole
PANAMERICAN BEVERAGES INC          CL A         P74823108    487      23,450 SH      Defined    01        Sole
PANAMERICAN BEVERAGES INC          CL A         P74823108    240      11,550 SH        Sole               Sole
PHARMACIA CORP                     COM          71713U102 10,465     250,357 SH      Defined    01        Sole
PHARMACIA CORP                     COM          71713U102  4,190     100,243 SH        Sole               Sole
PRECISE SOFTWARE SOLUTIONS L       ORD          M41450103    553      33,500 SH      Defined    01        Sole
PRECISE SOFTWARE SOLUTIONS L       ORD          M41450103    272      16,500 SH        Sole               Sole
QUINTILES TRANSNATIONAL CORP       COM          748767100    264      21,850 SH      Defined    01        Sole
RATIONAL SOFTWARE CORP           COM NEW        75409P202  5,511     530,400 SH      Defined    01        Sole
RATIONAL SOFTWARE CORP           COM NEW        75409P202  2,593     249,600 SH        Sole               Sole
RAWLINGS SPORTING GOODS INC        COM          754459105    359      40,800 SH      Defined    01        Sole
RAWLINGS SPORTING GOODS INC        COM          754459105    169      19,200 SH        Sole               Sole
RAYTHEON CO                      COM NEW        755111507  4,408     143,339 SH        Sole               Sole
READERS DIGEST ASSN INC        CL A NON VTG     755267101    584      38,649 SH        Sole               Sole
RESONATE INC                       COM          76115Q104     94      53,332 SH      Defined    01        Sole
RESONATE INC                       COM          76115Q104     46      26,268 SH        Sole               Sole
ROYAL APPLIANCE MFG CO             COM          780076105    244      33,500 SH      Defined    01        Sole
ROYAL APPLIANCE MFG CO             COM          780076105    120      16,500 SH        Sole               Sole
SCHWAB CHARLES CORP NEW            COM          808513105    513      47,248 SH        Sole               Sole
SPX CORP                           COM          784635104  1,480      39,530 SH        Sole               Sole
SYNCOR INTL CORP DEL               COM          87157J106    289      10,404 SH      Defined    01        Sole
TICKETMASTER                       CL B         88633P203  8,440     397,716 SH      Defined    01        Sole
TICKETMASTER                       CL B         88633P203  4,140     195,084 SH        Sole               Sole
TRAVELERS PPTY CAS CORP NEW        CL B         89420G406  2,001     136,588 SH      Defined    01        Sole
TRAVELERS PPTY CAS CORP NEW        CL B         89420G406    929      63,412 SH        Sole               Sole
TRIANGLE PHARMACEUTICALS INC       COM          89589H104    412      69,412 SH      Defined    01        Sole
TRIANGLE PHARMACEUTICALS INC       COM          89589H104    203      34,188 SH        Sole               Sole
UNOCAL CORP                        COM          915289102  2,741      89,639 SH        Sole               Sole
VIACOM INC                         CL B         925524308  4,544     111,470 SH        Sole               Sole
WARREN BANCORP INC                 COM          934710104  2,235     141,714 SH      Defined    01        Sole
WARREN BANCORP INC                 COM          934710104  1,052      66,689 SH        Sole               Sole
WEYERHAEUSER CO                    COM          962166104  1,431      29,075 SH        Sole               Sole
WILLIAMS COS INC DEL               COM          969457100    194      71,889 SH        Sole               Sole
                                                         -------------------
                                                 Total:  138,871  11,506,954
                                                         =======  ==========